Property, Plant, and Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total	$ 2,126,962	$ 2,153,678
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and Equipment, Gross	1,602,133	1,602,133
[custom:MachineryAndEquipmentNet-0]	1,602,133	1,602,133
Accumulated Depreciation Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMachineryAndEquipment-0]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures, Gross	423,813	423,813
[custom:FurnitureAndFixturesNet-0]	92,240	101,424
Accumulated Depreciation Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationFurnitureAndFixtures-0]	(331,573)	(322,389)
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:TransportationEquipmentGross-0]	326,788	326,788
[custom:TransportationEquipmentNet-0]	79,753	96,093
Accumulated Depreciation Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationTransportationEquipment-0]	(247,035)	(230,695)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	29,390	29,390
[custom:LeaseholdImprovementsNet-0]	2,836	4,028
Accumulated Depreciation Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationLeaseholdImprovements-0]	(26,554)	(25,362)
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:MineralPropertyGross-0]	350,000	350,000
[custom:MineralPropertyNet-0]	350,000	350,000
Accumulated Depreciation Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMineralProperty-0]
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	2,732,124	2,732,124
Property, Plant and Equipment, Net, Total	2,126,962	2,153,678
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (605,162)	$ (578,446)